Income Taxes - Summary of Reconciliation of U.S. Statutory Rate to Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal income tax rate	34.00%	34.00%
Foreign rate differential	(2.10%)	(4.30%)
State tax, net of federal benefit	3.10%
Permanent Items: Non-deductible expenses	(1.70%)	(4.50%)
Deferred adjustments	2.90%
Loss of German NOL's	(66.00%)	(74.20%)
Withholding tax	(1.50%)
Other		0.10%
Change in valuation allowance	29.80%	48.90%
Effective income tax rate	(1.50%)	0.00%